HarbourVest Private Investments Fund

Consolidated Schedule of Investments

June 30, 2025 (unaudited)

Investments[1]	Sector	Units[2]	Acquisition Date	Cost	Fair Value
Direct Investments - 84.3%[3,4]
Asia - 1.7%
KKR Tigereye Co-Invest L.P.*	Industrials	-	4/1/2025	$7,638,000	$8,777,527

Total Asia				7,638,000	8,777,527

Europe - 19.1%
Berkshire Spectre Co-Investor, L.P.*5	Health Care	-	4/1/2025	10,396,590	11,052,311
Blackstone Aurelia Co-Invest (CYM) L.P.[6]	Communication Services	-	4/1/2025	6,280,302	7,515,141
Cuppa Co-Investment L.P.*5,7	Consumer Staples	-	4/1/2025	6,968,976	6,891,328
Hg Vibranium Co-Invest LP*	Information Technology	-	4/1/2025	11,048,569	13,232,787
KKR Azur Co-Invest L.P.*7	Health Care	-	4/1/2025	9,260,250	11,242,176
KKR Horizon Co-Invest L.P.*6,7	Information Technology	-	4/1/2025	9,357,567	11,228,300
KKR Sansibar Co-Invest L.P.[7]	Industrials	-	4/1/2025	15,337,155	18,255,273
Planet Co-Investor Holdings L.P.*	Industrials	-	4/1/2025	9,938,000	10,293,675
SKCP V Sirona Co-Invest, L.P.*	Health Care	-	4/1/2025	6,023,000	6,702,760

Total Europe				84,610,409	96,413,751

North America - 63.5%
Carlyle Excelsior Coinvestment, L.P.*	Industrials	-	4/1/2025	7,152,675	8,176,116
CIMI Holdings L.P.*	Health Care	-	4/1/2025	23,677,000	24,124,999
CIPS Holdings II L.P.*	Information Technology	-	4/1/2025	11,673,000	12,138,000
Compass Syndication L.P.*	Information Technology	-	4/1/2025	3,104,000	3,654,687
Dodge Construction Network Holdings, L.P.[5]	Information Technology	4,548,024	4/1/2025	2,766,999	2,632,810
FH Sunrise Co-Investment I, LP*	Health Care	-	4/1/2025	6,585,000	6,655,260
GC X Alpha Co-Invest, L.P.*6	Financials	-	4/1/2025	3,264,638	3,774,946
GC XI Alpha Co-Invest, L.P.*6	Financials	-	4/1/2025	3,474,223	3,547,071
Gloves Holdings, LP*5	Industrials	66,835	4/1/2025	11,237,000	10,570,211
Home Service Holdings, LP*5	Consumer Discretionary	33,305	4/1/2025	5,532,000	5,926,436
Jupiter Coinvestor L.P.*6	Consumer Discretionary	-	4/1/2025	13,336,000	14,305,243
Jupiter Coinvestor II L.P.*6	Consumer Discretionary	-	4/1/2025	1,601,000	1,718,686
Kelso X PIE Co-Investment, L.P.*6	Industrials	-	4/1/2025	8,401,000	8,493,234
Kelso X RSC Co-Investment, L.P.*6	Financials	-	4/1/2025	26,203,000	21,689,055
Knockout Co-Invest, L.P.*6	Information Technology	-	4/1/2025	17,245,000	18,887,640
Magnesium Co-Invest SCSp*5	Information Technology	-	4/1/2025	17,569,000	18,879,336
Minerva Partners, L.P.*5,6	Health Care	-	4/1/2025	15,760,000	16,370,823
Omnia Coinvest LP*6	Industrials	-	4/1/2025	7,744,000	7,860,435
Pyke Co-Investment Partners, L.P.*5,6	Industrials	-	4/1/2025	13,681,389	16,018,854
Silver Lake Strategic Investors VI, L.P.*	Information Technology	-	4/1/2025	9,006,401	9,398,080
STG AV, L.P.*	Information Technology	-	4/1/2025	5,107,000	5,310,866
Sunshine Co-Investment Partners, L.P.*5,6	Information Technology	-	4/1/2025	14,559,000	19,053,567
TA NIPA Parent, LP*5	Industrials	2,074,441	4/1/2025	5,493,001	5,764,738
Titan Coinvestor L.P.*6	Consumer Discretionary	-	4/1/2025	4,081,709	4,704,833
TPG IX Newark CI, L.P.*6	Information Technology	-	4/1/2025	5,641,000	5,885,731
VCF Compass Co-Investor Holdings L.P.*	Health Care	-	4/1/2025	7,059,589	8,074,000
VCF Compass Co-Investor Holdings II, L.P.*	Health Care	-	4/1/2025	857,411	969,000
Veritas Star Co-Investor Holdings L.P.*	Health Care	-	4/1/2025	4,416,000	4,620,706
Well Coinvest LP*6	Information Technology	-	4/1/2025	7,693,000	8,105,205
WP Digital Co-Invest, L.P.*	Information Technology	-	4/1/2025	10,898,000	12,240,821
WP Intrepid Co-Invest Holdings I, L.P.	Information Technology	-	4/1/2025	20,944,651	23,867,190
Zephyr Partners I, L.P.*	Information Technology	-	4/1/2025	7,131,000	7,593,203

Total North America				302,894,686	321,011,782

Total Direct Investments (Cost $395,143,095)				$395,143,095	$426,203,060

HarbourVest Private Investments Fund

Consolidated Schedule of Investments (Continued)

June 30, 2025 (unaudited)

Investments[1]	Sector	Units[2]	Fair Value
Short-Term Investments - 13.9%
State Street Institutional U.S. Government Money
Market Fund - Premier Class, 4.3%[8,9]		70,376,441	$70,376,441

Total Short-Term Investments (Cost $70,376,441)			$70,376,441

Total Investments - 98.2% (Cost $465,519,536)			$496,579,501

Other assets in excess of liabilities - 1.8%			8,908,248

Net Assets - 100.0%			$505,487,749

*	Investment is non-income producing.
1	Investments are held through a consolidated subsidiary, HarbourVest HPIF Holdings LLC, unless otherwise noted.
2	Investments do not issue shares or units, except where noted.
3	Investments do not allow redemptions or withdrawals except at discretion of their general partner, manager or advisor and the final distribution date is not known, except where noted.
4

Restricted Security. Investments generally issued in private placement transactions and as such are generally restricted as to resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2025 (unaudited) was $426,203,060, or 84.3% of net assets.

5	The fair value of the investment was determined using significant unobservable inputs. See (Note 2).
6	Investment has been committed to but has not been fully funded.
7	Foreign security denominated in U.S. Dollars.
8	All or a portion of the investment is held through a consolidated subsidiary, Harbourvest HPIF Investment LLC.
9	The rate reported is the 7-day effective yield at the period end.

HarbourVest Private Investments Fund

Notes to the Consolidated Schedule of Investments

June 30, 2025 (unaudited)

1. Organization

HarbourVest Private Investments Fund (the “Fund”) was organized as a Delaware statutory trust on April 5, 2024 registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on April 1, 2025.

The Board of Trustees of the Fund (the “Board”) provides broad oversight over the Fund’s investment program, management and operations. HarbourVest Registered Advisers L.P. (the “Adviser”), a subsidiary of HarbourVest Partners L.P. (“HarbourVest”), serves as the Fund’s investment adviser and is responsible for making investment decisions for the Fund’s portfolio.

2. Fair Value Measurements

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability and establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1: Unadjusted quoted prices in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

Level 3: Pricing inputs that are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, an asset that does not have a readily determinable fair value may be measured utilizing the reported net asset value (“NAV”) per share, or its equivalent, as a practical expedient for its fair value. If the reported NAV is not as of the same date as the valuation date, the Fund is permitted under ASC 820 to estimate the NAV by adjusting the most recently reported NAV. Investments measured using NAV as a practical expedient are excluded from the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Due to the uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified by fair value hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Investments Value at NAV	Total
Direct Investments	$-	$-	$113,160,414	$313,042,646	$426,203,060
Short-Term Investments	70,376,441	-	-	-	70,376,441

Total Investments	$70,376,441	$-	$113,160,414	$313,042,646	$496,579,501

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